UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number

811-22655

Northern Lights Fund Trust III

(Exact name of registrant as specified in charter)

17605 Wright Street, Omaha, Nebraska 68130

(Address of principal executive offices)

(Zip code)

James Ash

80 Arkay Drive, Hauppauge, NY 11788

              (Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2619

Date of fiscal year end:

 3/31

Date of reporting period:    3/31/14

Item 1.  Reports to Stockholders.

Annual Report

March 31, 2014

1-888-985-9830

www.pinnacletacticalfunds.com

Distributed by Northern Lights Distributors, LLC

Member FINRA

Dear Shareholders:

We are pleased to present you with the Pinnacle Tactical Allocation Fund (the Fund) Annual Report for March 31, 2014.

From June 3, 2013 (Fund launch date) through March 31, 2014, the Fund returned the following:

Pinnacle Tactical Allocation Fund class A share (PTAFX)

9.37% (load waived) 3.09% (with load)

Pinnacle Tactical Allocation Fund class C share (PTCFX)

8.97%

Pinnacle Tactical Allocation Fund class I share (PTIFX)

9.58%

During the same time period the Fund’s primary benchmark, the Dow Jones Moderate Portfolio Index® gained 9.91%; the Morningstar Global Flexible Allocation AW® category average returned 8.34%; the Morningstar Tactical Allocation® category average gained 5.15%.

Equity markets continued to show strong performance over this time period as the S&P 500® returned 16.12% and The MSCI World Index® returned 15.32%.  The funds equity exposure is what led to the outperformance compared to the category averages mentioned above.  However, it was this same equity exposure (specifically, high equity exposure in the first quarter of this year) that caused it to slightly underperform the index.

Obviously, with the launch of the fund being less than a year old we’re talking about a time period of only about 10 months (the Fund missed one day in June as it opened on June 3).  One should not draw definitive conclusions from such a short time frame but there are several things worth mentioning.

First, of the three full quarters completed, the Fund did outperform its benchmark (Dow Jones Moderate Portfolio Index®), and the other two category averages mentioned above, two of those quarters.  The first quarter of this year is the one it did not.  Second, if we consider 3 month rolling period returns (July-Sept, Aug-Oct, etc.), then there were a total of seven of these periods.  Of those seven periods the Fund outperformed its benchmark four times (of course, one of those times was by a very slim margin).

Again, this is a very short time period and one has to be careful of reading too much into it, but this does highlight a principle we talk about often regarding the fund strategy.  This is not a strategy that relies on outperforming a high percentage of the time (e.g. 75% or 80%) in order to work.  Rather, the Fund’s strategy simply tries to stack the odds in its favor, through its rules based approach, and allows this process to play out consistently over time.

We could hazard a guess at what markets will do over the coming months but that is all it would be, a guess!  Rather, we’ll continue to implement the Fund’s screening process, rank the different investment alternatives, update this monthly, and adjust the Fund’s holdings accordingly.

We believe this type of systematic, emotionless relative strength ranking process and selection will enable the fund to adjust to changing market environments, and we believe this is preferable compared to simply remaining in a predetermined allocation.  We believe this process provides the fund with the best opportunity to do well in a number of different market scenarios versus hoping things work out like we, or someone else, predicted.

Definitions/Glossary

Dow Jones Moderate Portfolio Index® – A global benchmark that takes 60% of the risk of the global securities market. It is a total return index that is a time-varying weighted average of stocks, bonds, and cash. The Index is the efficient allocation of stocks, bonds, and cash in a portfolio with 60% of the risk of the Dow Jones Aggressive Portfolio Index. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.

Morningstar Global Flexible Allocation AW® – Asset weighted category average of open end mutual funds, closed end funds, variable annuity underlying funds, and Exchange Traded Funds that Morningstar has classified in their Global Flexible Allocation institutional category.  Portfolios from this group offer exposure to all of the major asset classes globally, but do not have a specific target asset allocation, thus they may invest in variable proportions of stocks, bonds or cash.  Returns do reflect internal fees and expenses of the funds included in this category but returns do not reflect any sales charges.  The category average is not available for direct investment.

Morningstar Tactical Allocation® – Asset weighted category average of US based open end mutual funds that Morningstar has assigned to this category.  Tactical Allocation portfolios seek to provide capital appreciation and income by actively shifting allocations between asset classes. These portfolios have material shifts across equity regions, and bond sectors on a frequent basis. Returns do reflect internal fees and expenses of the funds included in this category but returns do not reflect any sales charges.  The category average is not available for direct investment.

S&P 500®- The S&P 500 ® Index is a free-float market capitalization-weighted index of 500 of the largest U.S. companies. The index is calculated on a total return basis with dividends reinvested. Returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.

The MSCI World Index® - The MSCI World Index® is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets. The MSCI World Index® consists of the following 23 developed market country indexes: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom, and the United States.  Returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.

Past Performance does not guarantee future results.

It is not possible to invest in an index or category average.

3085-NLD-5/10/2014

PINNACLE TACTICAL ALLOCATION FUND

PORTFOLIO REVIEW (Unaudited)

March 31, 2014

         The Fund’s performance figures* for the period ending March 31, 2014, compared to its benchmarks:

Inception** - March 31, 2014
Pinnacle Tactical Allocation Fund – Class A	9.37%
Pinnacle Tactical Allocation Fund – Class A with load	3.09%
Pinnacle Tactical Allocation Fund – Class C	8.97%
Pinnacle Tactical Allocation Fund – Class I	9.58%
Dow Jones Moderate Portfolio Index	9.91%
Morningstar Global Flexible Allocation AW	8.34%

* Performance data quoted here represents past performance. The performance comparison includes reinvestment of all dividends and capital gain distributions and has been adjusted for the Class A maximum applicable sales charge of 5.75%. Current performance may be lower or higher than the performance data quoted above. Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.   The Fund’s total annual operating expenses are 2.18% for Class A shares, 2.93% for Class C shares and 1.93% for Class I shares per the May 15, 2013 prospectus. For performance information current to the most recent month-end, please call toll-free 1-888-985-9830.

Dow Jones Moderate Portfolio Index® – A global benchmark that takes 60% of the risk of the global securities market. It is a total return index that is a time-varying weighted average of stocks, bonds, and cash. The Index is the efficient allocation of stocks, bonds, and cash in a portfolio with 60% of the risk of the Dow Jones Aggressive Portfolio Index. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.

Morningstar Global Flexible Allocation AW® – Asset weighted category average of open end mutual funds, closed end funds, variable annuity underlying funds, and Exchange Traded Funds that Morningstar has classified in their Global Flexible Allocation institutional category.  Portfolios from this group offer exposure to all of the major asset classes globally, but do not have a specific target asset allocation, thus they may invest in variable proportions of stocks, bonds or cash.  Returns do reflect internal fees and expenses of the funds included in this category but returns do not reflect any sales charges.  The category average is not available for direct investment.

** Inception date is June 3, 2013.

PINNACLE TACTICAL ALLOCATION FUND

PORTFOLIO REVIEW (Unaudited) (Continued)

March 31, 2014

Comparison of the Change in Value of a $10,000 Investment

The Fund’s Top Asset Classes are as follows:

Asset Class	% of Net Assets
Equity Funds	83.9%
Debt Funds	7.7%
Short-Term Investment	7.4%
Asset Allocation Fund Commodity Fund	2.7% 1.6%
Liabilities in Excess of Other Assets	(3.3%)
100.0%

Please refer to the Portfolio of Investments in this Annual Report for a detailed analysis of the Fund’s holdings.

Pinnacle Tactical Allocation Fund
PORTFOLIO OF INVESTMENTS
March 31, 2014

Shares		Value
	EXCHANGE TRADED FUNDS - 95.9%
	ASSET ALLOCATION FUND - 2.7%
6,400	SPDR Barclays Convertible Securities ETF	$ 309,696

	COMMODITY FUND - 1.6%
6,750	PowerShares DB Agriculture Fund *	191,227

	DEBT FUNDS - 7.7%
1,545	iShares Core Total US Bond Market ETF	166,783
1,782	iShares iBoxx $ High Yield Corporate Bond ETF	168,203
10,005	PowerShares Senior Loan Portfolio	248,224
2,210	ProShares Short 20+ Year Treasury *	67,118
8,051	SPDR Barclays Short Term High Yield Bond ETF	249,178
		899,506

	EQUITY FUNDS - 83.9%
16,520	First Trust Dow Jones Internet Index Fund *	975,341
26,600	First Trust Global Wind Energy ETF	320,530
24,970	First Trust Health Care AlphaDEX Fund	1,271,972
31,925	First Trust Mid Cap Core AlphaDEX Fund	1,643,180
25,280	First Trust NASDAQ- 100 Technology Index Fund	945,219
12,800	First Trust NYSE Arca Biotechnology Index Fund *	981,632
41,000	First Trust S&P REIT Index Fund	786,126
31,525	First Trust Technology AlphaDEX Fund	982,634
13,250	First Trust US IPO Index Fund	608,043
6,150	iShares MSCI EAFE Small-Cap ETF	321,030
23,500	PowerShares DWA Developed Markets Momentum Portfolio	633,090
26,000	PowerShares Global Listed Private Equity Portfolio	315,900
		9,784,697

	TOTAL EXCHANGE TRADED FUNDS (Cost $10,906,332)	11,185,126

	SHORT-TERM INVESTMENT - 7.4%
	MONEY MARKET FUND - 7.4%
859,834	Fidelity Institutional Money Market Funds-
	Money Market Portfolio, to yield 0.13% + (Cost $859,834)	859,834

	TOTAL INVESTMENTS - 103.3% (Cost $11,766,166) (a)	$ 12,044,960
	LIABILITIES IN EXCESS OF OTHER ASSETS - (3.3)%	(378,528)
	NET ASSETS - 100.0%	$ 11,666,432

(a) Represents cost for financial reporting purposes.  Aggregate cost for federal tax purposes is $11,786,043 and differs from value by net unrealized appreciation (depreciation) of securities as follows:

	Unrealized appreciation:	$ 287,817
	Unrealized depreciation:	(28,900)
	Net unrealized appreciation:	$ 258,917
+ Money market fund; interest rate reflects seven-day effective yield on March 31, 2014.
* Non-income producing securities

See accompanying notes to financial statements.

PINNACLE TACTICAL ALLOCATION FUND
STATEMENT OF ASSETS AND LIABILITIES
March 31, 2014

ASSETS
Investment in securities at value (identified cost $11,766,166)	$ 12,044,960
Receivable due from Adviser	4,189
Dividends and interest receivable	7,341
Prepaid expenses and other assets	762
TOTAL ASSETS	12,057,252

LIABILITIES
Payable for investments purchased	353,342
Distribution (12b-1) fees payable	3,347
Fees payable to other affiliates	12,172
Accrued expenses and other liabilities	21,959
TOTAL LIABILITIES	390,820
NET ASSETS	$ 11,666,432

Net Assets Consist Of:
Paid in capital	$ 11,309,102
Accumulated net realized gain from security transactions	78,536
Net unrealized appreciation on investments	278,794
NET ASSETS	$ 11,666,432

Net Asset Value Per Share:
Class A Shares:
Net Assets	$ 4,154,080
Shares of beneficial interest outstanding [$0 par value, unlimited shares authorized]	384,248
Net asset value (Net Assets ÷ Shares Outstanding) and redemption price per share (a)	$ 10.81
Maximum offering price per share (maximum sales charge of 5.75%)	$ 11.47

Class C Shares:
Net Assets	$ 3,068,280
Shares of beneficial interest outstanding [$0 par value, unlimited shares authorized]	284,574
Net asset value (Net Assets ÷ Shares Outstanding), offering price
and redemption price per share (a)	$ 10.78

Class I Shares:
Net Assets	$ 4,444,072
Shares of beneficial interest outstanding [$0 par value, unlimited shares authorized]	410,693
Net asset value (Net Assets ÷ Shares Outstanding), offering price
and redemption price per share (a)	$ 10.82

(a)	On investments of $1 million or more, the maximum sales charge will not apply. Instead, the investment may be subject to a 1.00%
contingent deferred sales charge.

See accompanying notes to financial statements.

PINNACLE TACTICAL ALLOCATION FUND
STATEMENT OF OPERATIONS
For the Period Ended March 31, 2014*

INVESTMENT INCOME
Dividends	$ 65,429
Interest	440
TOTAL INVESTMENT INCOME	65,869

EXPENSES
Investment advisory fees	49,479
Distribution (12b-1) fees:
Class A	4,351
Class C	10,039
Transfer agent fees	32,626
Administrative services fees	26,199
Accounting services fees	21,748
Audit fees	15,010
Compliance officer fees	11,585
Printing and postage expenses	10,985
Legal fees	9,065
Registration fees	7,530
Trustees fees and expenses	4,769
Custodian fees	4,158
Insurance expense	1,370
Other expenses	3,355
TOTAL EXPENSES	212,269

Less: Fees waived and expenses reimbursed by the Adviser	(136,303)

NET EXPENSES	75,966
NET INVESTMENT LOSS	(10,097)

REALIZED AND UNREALIZED GAIN ON INVESTMENTS
Net realized gain from:
Security transactions	181,234
Distributions of capital gains from underlying investment companies	65
181,299

Net change in unrealized appreciation on investments	278,794
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	460,093

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$ 449,996

* The Pinnacle Tactical Allocation Fund commenced operations on June 3, 2013.

See accompanying notes to financial statements.

PINNACLE TACTICAL ALLOCATION FUND
STATEMENT OF CHANGES IN NET ASSETS

Period Ended
March 31,
2014**
FROM OPERATIONS
Net investment loss	$ (10,097)
Net realized gain from security transactions	181,234
Distributions of capital gains from underlying investment companies	65
Net change in unrealized appreciation on investments	278,794
Net increase in net assets resulting from operations	449,996

DISTRIBUTIONS TO SHAREHOLDERS
From net realized gains:
Class A	(26,765)
Class C	(21,261)
Class I	(36,189)
From net investment income:
Class A	(2,273)
Class I	(6,178)
Net decrease in net assets resulting from distributions to shareholders	(92,666)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	3,953,942
Class C	3,017,455
Class I	4,250,010
Net asset value of shares issued in reinvestment of distributions:
Class A	29,038
Class C	21,260
Class I	42,367
Payments for shares redeemed:
Class A	(4,970)
Net increase in net assets resulting from shares of beneficial interest	11,309,102

TOTAL INCREASE IN NET ASSETS	11,666,432

NET ASSETS
Beginning of Period	-
End of Period	$ 11,666,432
*Includes accumulated net investment loss of:	$ -
** The Pinnacle Tactical Allocation Fund commenced operations on June 3, 2013.

See accompanying notes to financial statements.

PINNACLE TACTICAL ALLOCATION FUND
STATEMENT OF CHANGES IN NET ASSETS (Continued)

Period Ended
March 31,
2014**
SHARE ACTIVITY
Class A:
Shares Sold	381,976
Shares Reinvested	2,732
Shares Redeemed	(460)
Net increase in shares of beneficial interest outstanding	384,248

Class C:
Shares Sold	282,572
Shares Reinvested	2,002
Net increase in shares of beneficial interest outstanding	284,574

Class I:
Shares Sold	406,707
Shares Reinvested	3,986
Net increase in shares of beneficial interest outstanding	410,693

** The Pinnacle Tactical Allocation Fund commenced operations on June 3, 2013.

See accompanying notes to financial statements.

PINNACLE TACTICAL ALLOCATION FUND
FINANCIAL HIGHLIGHTS
Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout The Period

	Period Ended March 31, 2014 (1)
	Class A	Class C	Class I
Net asset value, beginning of period	$ 10.00	$ 10.00	$ 10.00

Activity from investment operations:
Net investment income (loss) (2)	(0.02)	(0.07)	0.01
Net realized and unrealized
gain on investments	0.96	0.97	0.95
Total from investment operations	0.94	0.90	0.96

Less distributions from:
Net investment income	(0.01)	-	(0.02)
Net realized gains	(0.12)	(0.12)	(0.12)
Total distributions	(0.13)	(0.12)	(0.14)

Net asset value, end of period	$ 10.81	$ 10.78	$ 10.82

Total return (3)(7)	9.37%	8.97%	9.58%

Net assets, at end of period (000s)	$ 4,154	$ 3,068	$ 4,444

Ratio of gross expenses to average
net assets (4)(5)(6)	4.36%	5.11%	4.11%
Ratio of net expenses to average
net assets (5)(6)	1.49%	2.24%	1.24%
Ratio of net investment income (loss)
to average net assets (5)(6)	(0.21)%	(0.83)%	0.10%

Portfolio Turnover Rate (7)	372%	372%	372%

(1)	The Pinnacle Tactical Allocation Fund's Class A, Class C and Class I shares commenced operations on June 3, 2013.
(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.
(3)

Total returns shown are historical in nature and assume changes in share price, reinvestment of dividends and distributions, if any, and exclude the effect of applicable sales charges and redemption fees. Had the Adviser not waived a portion of its expenses, total returns would have been lower.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.
(5) Annualized.
(6)	Does not include the expenses of other investment companies in which the Fund invests.
(7) Not annualized.

See accompanying notes to financial statements.

          PINNACLE TACTICAL ALLOCATION FUND

NOTES TO FINANCIAL STATEMENTS

March 31, 2014

1.

ORGANIZATION

The Pinnacle Tactical Allocation Fund (the “Fund”), is a series of shares of beneficial interest of the Northern Lights Fund Trust III (the “Trust”), a Delaware statutory trust organized on December 5, 2011 under the laws of the state of Delaware.  The Fund is registered under the Investment Company Act of 1940, as amended, (the “1940 Act”), as a diversified, open-end management investment company.  The investment objective of the Fund is to seek high total return with reasonable risk. The Fund commenced operations on June 3, 2013.

The Fund currently offers Class A, Class C and Class I shares. Class C and Class I shares are offered at net asset value.   Class A shares are offered at net asset value plus a maximum sales charge of 5.75%.   Each class represents an interest in the same assets of the Fund and classes are identical except for differences in their sales charge structures and ongoing service and distribution charges.   All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans.   The Fund’s income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

2.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in preparation of the financial statements.  These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

Securities valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation.  Investments in open-end investment companies are valued at net asset value.  Options contracts listed for trading on a securities exchange or board of trade (whether domestic or foreign) for which market quotations are readily available shall be valued at the mean price between the current bid and asked price.  Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, are valued at amortized cost.

Valuation of Fund of Funds - The Fund may invest in portfolios of open-end or closed-end investment companies (the “underlying funds”).  Underlying open-end funds are valued at their respective net asset values as reported by such investment companies.  The underlying funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the Boards of the underlying funds. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than

          PINNACLE TACTICAL ALLOCATION FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

March 31, 2014

the net asset value per share.  The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Fund will not change.

The Fund may hold securities, such as private placements, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable.  These securities will be valued at their fair market value as determined using the “fair value” procedures approved by the Board of Trustees (the “Board”).  The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser.  The team may also enlist third party consultants such as an accounting firm or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value.  The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process - This team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser. The applicable investments are valued collectively via inputs from each of these groups.  For example, fair value determinations are required for the following securities:  (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the adviser, the prices or values available do not represent the fair value of the instrument.  Factors which may cause the adviser to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to the Fund’s calculation of its net asset value.  Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses.  Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances).  If the adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities;

          PINNACLE TACTICAL ALLOCATION FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

March 31, 2014

(ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of March 31, 2014 for the Fund’s assets measured at fair value:

Assets	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$ 11,185,126	$ -	$ -	$ 11,185,126
Short-Term Investment	859,834	-	-	859,834
Total	$ 12,044,960	$ -	$ -	$ 12,044,960

There were no transfers into or out of Level 1 and Level 2 during the current period presented. It is the Fund’s policy to record transfers into or out of Level 1 and Level 2 at the end of the reporting period.

The Fund did not hold any Level 3 securities during the period.

          PINNACLE TACTICAL ALLOCATION FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

March 31, 2014

Security transactions and related income – Investment security transactions are accounted for on a trade date basis.  Cost is determined and gains and losses are based upon the specific identification method for both financial statement and federal income tax purposes.  Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis.  Purchase discounts and premiums on securities are accreted and amortized over the life of the respective securities.

Dividends and distributions to shareholders – Dividends from net investment income, if any, are declared and paid quarterly. Distributable net realized capital gains, if any, are declared and distributed annually. Dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (e.g., deferred losses) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.  Any such reclassifications will have no effect on net assets, results from operations, or net asset value per share of the Fund. Dividends and distributions to shareholders are recorded on ex-dividend date.

Federal Income Taxes – The Fund intends to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders.  Therefore, no provision for Federal income tax is required.  The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities.   Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions expected to be taken in the Fund’s 2013 tax returns. The Fund identifies its major tax jurisdictions as U.S. Federal, Nebraska and foreign jurisdictions where the Fund makes significant investments; however, the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Exchange Traded Funds – The Funds may invest in exchange traded funds (“ETFs”).  ETFs are a type of index fund bought and sold on a securities exchange.  An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile.  Additionally, ETFs have fees and expenses that reduce their value.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that Fund.  Expenses, which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable (as determined by the Board), taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

          PINNACLE TACTICAL ALLOCATION FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

March 31, 2014

Indemnification – The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust.  Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities.  The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.  However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

3.

INVESTMENT TRANSACTIONS

For the period ended March 31, 2014, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments and U.S. Government securities, amounted to $31,660,696 and $20,935,519 respectively.

4.

INVESTMENT ADVISORY AGREEMENT / TRANSACTIONS WITH AFFILIATES

Pinnacle Family Advisors, LLC serves as the Fund’s Investment Adviser (the “Adviser”). The Fund has employed Gemini Fund Services, LLC (“GFS”) to provide administration, fund accounting, and transfer agent services. A Trustee and certain officers of the Fund are also officers of GFS, and are not paid any fees directly by the Fund for serving in such capacities.

Pursuant to an Advisory Agreement with the Fund, the Adviser, under the oversight of the Board, directs the daily operations of the Fund and supervises the performance of administrative and professional services provided by others.  As compensation for its services and the related expenses borne by the Adviser, the Fund pays the Adviser a management fee, computed and accrued daily and paid monthly, at an annual rate of 1.00% of the Fund’s average daily net assets.

Pursuant to a written contract (the “Waiver Agreement”), the Adviser has agreed, at least until July 31, 2014, to waive a portion of its advisory fee and has agreed to reimburse the Fund for other expenses to the extent necessary so that the total expenses incurred by the Fund (excluding front-end or contingent deferred loads, brokerage fees and commissions, acquired fund fees and expenses, borrowing costs such as interest and dividend expenses on securities sold short, taxes, or extraordinary expenses, such as litigation, not incurred in the ordinary course of the Fund’s business) do not exceed 1.49% per annum of Class A average daily net assets, 2.24% per annum for Class C average daily net assets, and 1.24% per annum for Class I average daily net assets.

If the Adviser waives any fee or reimburses any expense pursuant to the Waiver Agreement, and each Fund's Operating Expenses attributable to Class A, Class C and Class I shares are subsequently less than 1.49%, 2.24% and 1.24% of average daily net assets, respectively, the Adviser shall be entitled to reimbursement by the Fund for such waived fees or reimbursed expenses provided that such reimbursement does not cause the Fund's expenses to exceed 1.49%, 2.24% and 1.24% of average daily net assets for Class A, Class C and Class I, respectively. If the Operating Expenses attributable to the Class A, Class C and Class I shares subsequently exceed 1.49%, 2.24% and 1.24% per annum of the Fund's average daily net assets, the reimbursements shall be suspended. The Adviser may seek recoupment only for expenses waived or paid by it during the three fiscal years prior to such

          PINNACLE TACTICAL ALLOCATION FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

March 31, 2014

reimbursement; provided, however, that such expenses may only be reimbursed to the extent they were waived or paid after the date of the Waiver Agreement (or any similar agreement). The Board may terminate this expense reimbursement arrangement at any time.

The following amount is subject to recapture by the fund by the following date:

Distributor – The Trust, on behalf of the Fund, has adopted the Trust’s Master Distribution and Shareholder Servicing Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. The Plan provides that a monthly service and/or distribution fee is calculated by the Fund at an annual rate of 0.25% and 1.00% of the average daily net assets attributable to the Class A shares and Class C shares respectively, and is paid to Northern Lights Distributors, LLC (the “Distributor”), to provide compensation for ongoing distribution-related activities or services and/or maintenance of the Fund’s shareholder accounts, not otherwise required to be provided by the Advisor. Pursuant to the Plan, $4,351 in distribution fees for Class A shares and $10,039 in distribution fees for Class C shares were incurred during the period ended March 31, 2014.

The Distributor acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares. The Distributor is an affiliate of GFS. On sales of Class A shares for the period ended March 31, 2014, the Distributor received $0 from front-end sales charges.

Pursuant to separate servicing agreements with GFS, the Fund pays GFS customary fees for providing administration, fund accounting, transfer agency and custody administration services to the Fund. GFS provides a Principal Executive Officer and a Principal Financial Officer to the Fund.

In addition, certain affiliates of GFS provide ancillary services to the Fund as follows:

Northern Lights Compliance Services, LLC (“NLCS”)- NLCS, an affiliate of GFS, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives fees from the Fund.

Gemcom, LLC (“Gemcom”)- Gemcom, an affiliate of GFS, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis. For the provision of these services, Gemcom receives fees from the Funds.

          PINNACLE TACTICAL ALLOCATION FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

March 31, 2014

5.

DISTRIBUTION TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of distributions paid during the following period was as follows:

As of March 31, 2014, the components of accumulated earnings/(deficit) on a tax basis were as follows:

The difference between book basis and tax basis unrealized appreciation and accumulated net realized gains from security transactions is primarily attributable to the tax deferral of losses on wash sales.

Permanent book and tax differences, primarily attributable to the reclassification of Fund distributions, the tax treatment of short-term capital gains, and tax adjustments for partnerships, resulted in reclassification for the period ended March 31, 2014 as follows:

6.

SUBSEQUENT EVENTS

Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued.   Management has concluded that there is no impact requiring adjustment or disclosure in the financial statements.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of Pinnacle Tactical Allocation Fund and

Board of Trustees of Northern Lights Fund Trust III

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Pinnacle Tactical Allocation Fund (the “Fund”), a series of Northern Lights Fund Trust III, as of March 31, 2014, and the related statements of operations and changes in net assets, and the financial highlights for the period June 3, 2013 (commencement of operations) through March 31, 2014.  These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.  An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements.  Our procedures included confirmation of securities owned as of March 31, 2014, by correspondence with the custodian and brokers.  An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.  We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Pinnacle Tactical Allocation Fund as of March 31, 2014, the results of its operations, the changes in its net assets, and the financial highlights for the period then ended, in conformity with accounting principles generally accepted in the United States of America.

COHEN FUND AUDIT SERVICES, LTD.

Cleveland, Ohio

May 30, 2014

PINNACLE TACTICAL ALLOCATION FUND

EXPENSE EXAMPLES (Unaudited)

March 31, 2014

As a shareholder of the Pinnacle Tactical Allocation Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases of Class A shares; (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Pinnacle Tactical Allocation Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2013 through March 31, 2014.

Actual Expenses

The “Actual Expenses” line in the table below provides information about actual account values and actual expenses.  You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or redemption fees.  Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

Actual	Beginning Account Value 10/1/13	Ending Account Value 3/31/14	Expenses Paid During Period* 10/1/13– 3/31/14	Expense Ratio During Period** 10/1/13 – 3/31/14
Class A	$1,000.00	$1,049.60	$7.61	1.49%
Class C	1,000.00	1,045.80	11.43	2.24
Class I	1,000.00	1,050.60	6.34	1.24

Hypothetical (5% return before expenses)	Beginning Account Value 10/1/13	Ending Account Value 3/31/14	Expenses Paid During Period* 10/1/13 – 3/31/14	Expense Ratio During Period** 10/1/13 – 3/31/14
Class A	$1,000.00	$1,017.50	$7.49	1.49%
Class C	1,000.00	1,013.76	11.25	2.24
Class I	1,000.00	1,018.75	6.24	1.24

*Expenses are equal to the average  account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the period (182) divided by the number of days in the fiscal year (365).

** Annualized.

PINNACLE TACTICAL ALLOCATION FUND

SUPPLEMENTAL INFORMATION (Unaudited)

March 31, 2014

Approval of Advisory Agreement – Pinnacle Tactical Allocation Fund *

In connection with a meeting held on February 14, 2013, the Board of Trustees (the “Board” or the “Trustees”) of the Northern Lights Fund Trust III (the “Trust”), including a majority of the Trustees who are not “interested persons” as that term is defined in the Investment Company Act of 1940, as revised (the “Independent Trustees”), discussed the approval of an investment advisory agreement (the “Agreement”) between Pinnacle Family Advisers, LLC (“PFA”) and the Trust, with respect to the Pinnacle Tactual Allocation Fund (“Pinnacle”).

The Trustees relied upon the advice of independent legal counsel and their own business judgment in determining the material factors to be considered in evaluating the Agreement and the weight to be given to each such factor.  The conclusions reached by the Trustees were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor.  Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the Agreement.

Nature, Extent & Quality of Service.  The Board noted that the key personnel of PFA each have more than 10 years of experience in financial services, and prior to forming PFA worked for prestigious financial institutions.  The Board noted that in coordinating the investment decisions of Pinnacle, PFA will provide ongoing research and analysis of major asset class ETF’s in equity, fixed income and commodities that are screened for performance and volatility in support of a systematic and tactical investment process.  The Board noted that PFA will actively market Pinnacle to both brokers and advisers through already established relationships and additional platforms that are currently being negotiated.  The Board further noted that PFA monitors not only investment performance, but also investment volatility which enables the PFA to react to changes in the market and make changes to Fund allocations in an attempt to eliminate underperforming asset classes.  The Board concluded that PFA demonstrated that it can provide quality service to the shareholder.

Performance.  The Board noted that Pinnacle has not commenced operations; however, the Board considered the performance of a composite of advisory accounts managed by PFA noting it returned a respectable 7.24% for one year, but underperformed the Morningstar Global Allocation benchmark during the period.  The Board noted that PFA explained the underperformance of the composite as compared to its benchmark was due to the composite’s low volatility and more conservative approach, which is designed to outperform the benchmark over the long term.   The Board further noted that the composite performed as intended (and as Pinnacle is intended) and concluded that this strategy has the potential to deliver positive returns for the shareholders over the long-term.

Fees & Expenses.  The Board noted PFA proposed a management fee of 1.00%, which is 0.01% less than the average of its peer group, and well within the range of fees charged by peer group funds (0.77 – 1.18%).  The Board further noted that the advisory fee is higher than the Morningstar category average but well within Morningstar’s range of fees (0.15% – 1.45%). The Board then reviewed Pinnacle’s proposed expense ratio and noted that it was well within both its peer group and Morningstar category averages.

Economies of Scale.  The Board discussed the anticipated size of Pinnacle, and its prospects for growth.  The Trustees concluded that based on the anticipated size of Pinnacle, meaningful economies justifying breakpoints will not likely be realized during the initial term of the agreement.  However, a representative of PFA agreed with the Board that as Pinnacle grows and PFA achieves economies of scale, it would be willing to evaluate the implementation of breakpoints. The Board agreed to monitor and address the issue at the appropriate time and would expect PFA to work with the Board.

Profitability.  The Board considered the anticipated profits to be realized by PFA in connection with the operation of Pinnacle and whether the amount of profit is a fair entrepreneurial profit for the management of Pinnacle.  The Trustees noted that PFA anticipates earning a modest profit in connection with its relationship with Pinnacle, because of the anticipated asset levels during the initial term of the agreement, and the Board was satisfied that PFA’s anticipated level of profitability from its relationship with Pinnacle is reasonable.

Conclusion.  The Board having requested and received such information from PFA as the Board believed to be reasonably necessary to evaluate the terms of the Agreement, and as assisted by the advice of independent counsel, the Board, including the Independent Trustees, concluded that the advisory fee structure was reasonable and that approval of the Agreement was in the best interests of the Trust and the future shareholders of Pinnacle.

*Due to timing of the contract renewal schedule, these deliberations may or may not relate to the current performance results of the Funds.

PINNACLE TACTICAL ALLOCATION FUND

SUPPLEMENTAL INFORMATION (Unaudited)

March 31, 2014

This chart provides information about the Trustees and Officers who oversee the Fund. Officers elected by the Trustees manage the day‐to‐day operations of the Fund and execute policies formulated by the Trustees. The following is a list of the Trustees and executive officers of the Trust and each person’s principal occupation over the last five years. The address of each Trustee and Officer is 17605 Wright Street, Suite 2, Omaha, Nebraska 68130 unless otherwise noted.

Independent Trustees

Name, Address* Year if Birth	Position(s) Held with Registrant	Length of Service and Term	Principal Occupation(s) During Past 5 Years	Number of Funds Overseen In The Fund Complex**	Other Directorships Held During Past 5 Years
James U. Jensen 1944	Trustee	Since February 2012, Indefinite	Chief Executive Officer, ClearWater Law & Governance Group, LLC (an operating board governance consulting company) (since 2008); Of Counsel, Woodbury & Kesler (law firm, since 2008); Legal Consultant, Jensen Consulting (2004-2008).	26

Wasatch Funds Trust, (since 1986); Agricon Global Corporation, formerly Bayhill Capital Corporation (large scale farming in Ghana, West Africa) (since December 2007); Lifetime Achievement Fund, Inc. (since February 2012).

John V. Palancia 1954	Trustee, Chairman	Trustee, since February 2012, Chairman Since May 8, 2014, Indefinite	Retired (since 2011); Formerly, Director of Global Futures Operations Control, Merrill Lynch, Pierce, Fenner & Smith, Inc. (1975-2011).	134	Northern Lights Fund Trust (since 2011); Northern Lights Variable Trust (since 2011); Lifetime Achievement Fund, Inc. (February 2012 to April 2012); Alternative Strategies Fund (since 2012)
Anthony M. Payne 1942	Trustee	Since February 2012, Indefinite	Retired; (since 2008); Executive Director, Iowa West Foundation (philanthropic non-profit foundation) and Iowa West Racing Association (non-profit corporation) (1996-2008).	26	Lifetime Achievement Fund, Inc. (February 2012 to April 2012)

PINNACLE TACTICAL ALLOCATION FUND

SUPPLEMENTAL INFORMATION (Unaudited) (Continued)

March 31, 2014

Independent Trustees

Name, Address* Year of Birth	Position(s) Held with Registrant	Length of Service and Term	Principal Occupation(s) During Past 5 Years	Number of Funds Overseen In The Fund Complex**	Other Directorships Held During Past 5 Years
Mark H. Taylor*** 1964	Trustee	Since February 2012, Indefinite	Andrew D. Braden Professor of Accounting and Auditing, Weatherhead School of Management, Case Western Reserve University (since 2009); John P. Begley Endowed Chair in Accounting, Creighton University (2002-2009); Former member of the AICPA Auditing Standards Board, AICPA ( 2008-2011).	134

Alternative Strategies Fund (since June 2010); Lifetime Achievement Fund, Inc.   (Director and Audit Committee Chairman) (February 2007 to April 2012); Northern Lights Fund Trust (since 2007); Northern Lights Variable Trust (since 2007).

Jerry Vincentini 1940	Trustee	Since February 2012, Indefinite	Retired; President and Owner, Pins, Patches, Plaques Etc. Inc., (since 2003); President and Owner, Graduation Supplies Inc., (1980-2008).	26	Lifetime Achievement Fund, Inc. (July 2000 to April 2012).

* The address of each Trustee and officer is c/o Gemini Fund Services, LLC, 17605 Wright Street, Omaha, Nebraska 68130

** The "Fund Complex" includes the following registered management investment companies in addition to the Trust: Northern Lights Fund Trust, and Northern Lights Variable Trust.

*** Mark H. Taylor also serves as an independent trustee of Northern Lights Fund Trust (“NL Trust”) and Northern Lights Variable Trust, each separate trust in the Fund Complex.  On May 2, 2013, the SEC filed an order instituting settled administrative proceedings (the “Order”) against Northern Lights Compliance Services, LLC (“NLCS”), Gemini Fund Services, LLC (“GFS”), certain current Trustees of the Trust, and one former Trustee.  To settle the SEC’s charges, GFS and NLCS each agreed to pay penalties of $50,000, and both firms and the named Trustees agreed to engage an independent compliance consultant to address the violations found in the Order.  The firms and the named Trustees agreed to settle with the SEC without admitting or denying the SEC’s findings, while agreeing to cease and desist from committing or causing any violations and any future violations of those provisions.  There were no allegations that shareholders suffered any monetary harm.  The SEC charges were not against the Adviser or the Funds.

PINNACLE TACTICAL ALLOCATION FUND

SUPPLEMENTAL INFORMATION (Unaudited) (Continued)

March 31, 2014

Officers of the Trust

Name, Address Year of Birth	Position(s) Held with Registrant	Length of Service and Term	Principal Occupation(s) During Past 5 Years
Andrew Rogers 80 Arkay Drive Hauppauge, NY 11788 1969	President	Since February 2012, indefinite

Chief Executive Officer, Gemini Fund Services, LLC (since 2012); President and Manager, Gemini Fund Services, LLC (2006-2012); Formerly Manager, Northern Lights Compliance Services, LLC (2006-2008); and President and Manager, GemCom LLC (2004-2011).

Brian Curley 80 Arkay Drive Hauppauge, NY 11788 1970	Treasurer	Since February 2013, indefinite

Assistant Vice President, Gemini Fund Services, LLC (since 2012); Senior Controller of Fund Treasury, The Goldman Sachs Group, Inc. (2008-2012); Senior Associate of Fund Administration, Morgan Stanley (1999-2008).

Eric Kane 80 Arkay Drive Hauppauge, NY 11788 1981	Secretary	Since November 2013, indefinite

Staff Attorney, Gemini Fund Services, LLC (March, 2013 to present), Law Clerk, Gemini Fund Services, LLC (October, 2009 to March, 2013), Legal Intern, NASDAQ OMX (January 2011 to September 2011), Hedge Fund Administrator, Gemini Fund Services, LLC (January 2008 to August 2008), Mutual Fund Accountant/Corporate Action Specialist, Gemini Fund Services, LLC (October 2006 to January 2008)

William Kimme 17605 Wright Street Suite 2, Omaha, NE 68130 1962	Chief Compliance Officer	Since February 2012, indefinite

Senior Compliance Officer of Northern Lights Compliance Services, LLC (since 2011); Due Diligence and Compliance Consultant, Mick & Associates (August, 2009-September 2011); Assistant Director, FINRA (January 2000-August 2009).

The Fund’s Statement of Additional Information includes additional information about the Trustees and is available free of charge, upon request, by calling toll-free at 1-888-985-9830.

3/31/14-NLFT III-V2

PRIVACY NOTICE

Rev. February 2014

NORTHERN LIGHTS FUND TRUST III

FACTS	WHAT DOES NORTHERN LIGHTS FUND TRUST III DO WITH YOUR PERSONAL INFORMATION?

Why?

Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

■

Social Security number and income

■

assets, account transfers and transaction history

■

investment experience and risk tolerance

When you are no longer our customer, we continue to share your information as described in this notice.

How?

All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Northern Lights Fund Trust III chooses to share and whether you can limit this sharing.

Reasons we can share your personal information	Does Northern Lights Fund Trust III share?	Can you limit this sharing?
For our everyday business purposes– such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	YES	NO
For our marketing purposes– to offer our products and services to you	NO	We do not share
For joint marketing with other financial companies	NO	We do not share
For our affiliates’ everyday business purposes– information about your transactions and experiences	NO	We do not share
For our affiliates’ everyday business purposes– information about your creditworthiness	NO	We do not share
For our affiliates to market to you	NO	We do not share
For nonaffiliates to market to you	NO	We do not share

Questions?	Call 1-888-339-4230

What we do
How does Northern Lights Fund Trust III protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law.
These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Northern Lights Fund Trust III collect my personal information?

We collect your personal information, for example, when you

■

open an account or give us contact information

■

provide account information or give us your income information

■

make deposits or withdrawals from your account

We also collect your personal information from other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

■

sharing for affiliates’ everyday business purposes—information about your creditworthiness

■

affiliates from using your information to market to you

■

sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ■ Northern Lights Fund Trust III doesn’t share with our affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ■ Northern Lights Fund Trust III doesn’t share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ■ Northern Lights Fund Trust III doesn’t jointly market.

PROXY VOTING POLICY

Information regarding how the Fund voted proxies relating to portfolio securities for the most recent period ended September 30 as well as a description of the policies and procedures that the Fund used to determine how to vote proxies is available without charge, upon request, by calling 1-888-985-9830 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-888-985-9830.

INVESTMENT ADVISER

Pinnacle Family Advisors, LLC

4200 S. Quail Creek Ave., Suite A

Springfield, MO 65810

ADMINISTRATOR

Gemini Fund Services, LLC

80 Arkay Drive, Suite 110

Hauppauge, New York 11788

Item 2. Code of Ethics.

(a)

As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)

For purposes of this item, “code of ethics” means written standards that are reasonably designed to deter wrongdoing and to promote:

(1)

Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

(2)

Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

(3)

Compliance with applicable governmental laws, rules, and regulations;

(4)

The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

(5)

Accountability for adherence to the code.

(c)

Amendments:  During the period covered by the report, there have not been any amendments to the provisions of the code of ethics.

(d)

Waivers:  During the period covered by the report, the registrant has not granted any express or implicit waivers from the provisions of the code of ethics.

(e)         The Code of Ethics is not posted on Registrant’ website.

(f)          A copy of the Code of Ethics is attached as an exhibit.

Item 3. Audit Committee Financial Expert.

(a)(1)ii  The Registrant’s board of trustees has determined that Mark H. Taylor is an audit committee financial expert, as defined in Item 3 of Form N-CSR.  Mr. Taylor is independent for purposes of this Item 3.

(a)(2) Not applicable.

(a)(3)   In this regard, no member of the audit committee was identified as having all of the required technical attributes identified in instruction 2 (b) to item 3 of Form N-CSR to qualify as an “audit committee financial expert,” whether through the type of specialized education or experience required by that instruction.   At this time, the board believes the experience provided by each member of the audit committee collectively offers the fund adequate oversight by its audit committee given the fund’s level of financial complexity.   The board will from time to time reexamine such belief.

Item 4. Principal Accountant Fees and Services.

(a)

Audit Fees

2014 – $12,000

(b)

Audit-Related Fees

2014 – None

(c)

Tax Fees

2014 – $3,000

Preparation of Federal & State income tax returns, assistance with calculation of required income, capital gain and excise distributions and preparation of Federal excise tax returns.

(d)

All Other Fees

2014 - None

 (e)

(1)

Audit Committee’s Pre-Approval Policies

The registrant’s Audit Committee is required to pre-approve all audit services and, when appropriate, any non-audit services (including audit-related, tax and all other services) to the registrant.  The registrant’s Audit Committee also is required to pre-approve, when appropriate, any non-audit services (including audit-related, tax and all other services) to its adviser, or any entity controlling, controlled by or under common control with the adviser that provides ongoing services to the registrant, to the extent that the services may be determined to have an impact on the operations or financial reporting of the registrant.  Services are reviewed on an engagement by engagement basis by the Audit Committee.

(2)

Percentages of Services Approved by the Audit Committee

2014

Audit-Related Fees:

0.00%

Tax Fees:

0.00%

All Other Fees:

0.00%

(f)

During the audit of registrant's financial statements for the most recent fiscal year, less than 50 percent of the hours expended on the principal accountant's engagement were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

(g)

The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant:

2014 - $3,000

(h)

The registrant's audit committee has considered whether the provision of non-audit services to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant, that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, is compatible with maintaining the principal accountant's independence.

Item 5. Audit Committee of Listed Companies.  Not applicable to open-end investment companies.

Item 6.  Schedule of Investments.  Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable to open-end investment companies.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.  Not applicable to open-end investment companies.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable to open-end investment companies.

Item 10.  Submission of Matters to a Vote of Security Holders.  None

Item 11.  Controls and Procedures.

(a)

Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)

Code of Ethics filed herewith.

(a)(2)

Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3)

Not applicable for open-end investment companies.

(b)

Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust III

By (Signature and Title)

/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

6/6/14

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Andrew B. Rogers

        Andrew B. Rogers, President

Date

6/6/14

By (Signature and Title)

/s/ Brian Curley

       Brian Curley, Treasurer

Date

6/6/14